Financial Statements UBS Life Insurance Company USA Separate Account Year Ended December 31, 2012 With Report of Independent Registered Public Accounting Firm [Ernst & Young LLP]

UBS Life Insurance Company USA Separate Account

Financial Statements

Year Ended December 31, 2012

Contents

Report of Independent Registered Public Accounting Firm	1
Audited Financial Statements
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Notes to the Financial Statements	6

[Ernst & Young LLP]

Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS Life Insurance Company USA Separate Account

We have audited the accompanying statement of assets and liabilities UBS Life Insurance Company USA Separate Account (the Account), comprised of the divisions listed in Note 1 to the financial statements, as of December 31, 2012, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2012. The financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the fund companies, or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS Life Insurance Company USA Separate Account at December 31, 2012, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.
/s/Ernst & Young LLP

April 25, 2013

UBS Life Insurance Company USA Separate Account
Statement of Assets and Liabilities December 31, 2012
				Balanced Wealth Strategy Division
	Growth and Income Division		International Growth Division		Intermediate Bond Division
		Growth Division

Assets
Investment in shares of mutual funds, at market	$281,576	$1,586,930	$512,986	$218,736	$514,687

Liabilities	–	–	–	–	–
Net assets	$281,576	$1,586,930	$512,986	$218,736	$514,687

Net assets
Accumulation units with early withdrawal charges:	$239,232	$1,575,382	$503,080	$206,235	$499,837
Accumulation units without early withdrawal charges:	36,505	8,730	2,651	–	2,310
Contracts in the annuitization period with early
withdrawal charges:	–	2,818	842	7,138	–
Contracts in the annuitization period without early
withdrawal charges:	5,839	–	6,413	5,363	12,540
Total net assets	$281,576	$1,586,930	$512,986	$218,736	$514,687

Investment in shares of mutual funds, at cost	$287,617	$1,058,138	$527,548	$226,205	$483,217
Shares of mutual funds owned	13485.451	68343.218	29946.625	18047.528	41844.503

Accumulation units with early withdrawal charges:
Units outstanding	8801.079	85578.321	30475.812	9010.240	28560.047
Unit value	$27.18	$18.41	$16.51	$22.89	$17.50

Accumulation units without early withdrawal charges:
Units outstanding	1349.930	493.730	181.414	0.0000	136.415
Unit value	$27.04	$17.68	$14.62	$22.25	$16.94

Contracts in the annuitization period with early
withdrawal charges:
Units outstanding	0.000	148.101	49.332	301.445	0.0000
Unit value	$28.11	$19.02	$17.07	$23.68	$18.10

Contracts in the annuitization period without early
withdrawal charges:
Units outstanding	211.534	0.0000	429.862	235.992	725.431
Unit value	$27.60	$18.04	$14.92	$22.72	$17.29

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Operations

Year Ended December 31, 2012

	Growth and Income Division	Growth Division	International Growth Division	Money Market Division *	Balanced Weath Strategy Division	Intermediate Bond Division
Income:
Dividends	$4,277	$893	$8,150	$--	$4,505	$22,603

Expenses:
Mortality and risk expense	5,068	25,707	8,300	20	3,458	8,567
Net investment (loss) income	(791)	(24,814)	(150)	(20)	1,047	14,036

Realized (loss) gain on investments:
Realized (loss) gain on sale of fund shares	(10,588)	47,146	(7,215)	–	(4,143)	11,041
Realized gain distributions	–	–	–	–	–	15,355
Total realized (loss) gain on investments	(10,588)	47,146	(7,215)	–	(4,143)	26,396

Change in unrealized appreciation (depreciation) of investments	55,988	161,388	77,290	–	28,129	(18,096)
Net increase (decrease) in net assets from operations	$44,609	$183,720	$69,925	$(20)	$25,033	$22,336

Note: Year ended unless otherwise noted.
(*) Period from January 1, 2012 to April 27, 2012 (fund termination date).

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Changes in Net Assets

Year Ended December 31, 2012

	Growth and Income Division	Growth Division	International Growth Division	Money Market Division *	Balanced Wealth Strategy Division	Intermediate Bond Division
Increase (decrease) in net assets from operations:
Net investment (loss) income	$(791)	$(24,814)	$(150)	$(20)	$1,047	$14,036
Net realized (loss) gain on investments	(10,588)	47,146	(7,215)	–	(4,143)	26,396
Change in unrealized appreciation (depreciation)
of investments	55,988	161,388	77,290	–	28,129	(18,096)
Net increase (decrease) in assets from operations	44,609	183,720	69,925	(20)	25,033	22,336

Contract transactions:
Contract distributions and terminations	(101,674)	(118,889)	(96,378)	(2,913)	(39,332)	(109,563)
Transfer payments (to) from other divisions	–	–	–	(2,537)	–	2,537
Actuarial adjustment in reserves for currently	(713)	(196)	(842)	–	(1,220)	(1,574)
payable annuity contracts
Net decrease in net assets from
contract transactions	(102,387)	(119,085)	(97,220)	(5,450)	(40,552)	(108,600)
Total increase (decrease) in net assets	(57,778)	64,635	(27,295)	(5,470)	(15,519)	(86,264)

Net assets at beginning of year	339,354	1,522,295	540,281	5,470	234,255	600,951
Net assets at end of year	$281,576	$1,586,930	$512,986	$–	$218,736	$514,687

Note: Year ended unless otherwise noted.
(*) Period from January 1, 2012 to April 27, 2012 (fund termination date).

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Changes in Net Assets

Year Ended December 31, 2011

	Growth and Income Division	Growth Division	International Growth Division	Money Market Division	Balanced Wealth Strategy Division	Intermediate Bond Division
Increase (decrease) in net assets from operations:
Net investment (loss) income	$(995)	$(25,635)	$8,866	$(117)	$2,779	$21,170
Net realized (loss) gain on investments	(14,037)	39,560	322	–	(7,650)	15,654
Change in unrealized appreciation (depreciation)
of investments	31,732	(13,835)	(122,027)	–	(5,949)	(4,580)
Net increase (decrease) in assets from operations	16,700	90	(112,839)	(117)	(10,820)	32,244

Contract transactions:
Contract distributions and terminations	(61,434)	(102,086)	(36,555)	(3,052)	(40,898)	(123,994)
Actuarial adjustment in reserves for currently
payable annuity contracts	(666)	(18,759)	(899)	–	(23,670)	(39,497)
Net decrease in net assets from
contract transactions	(62,100)	(120,845)	(37,454)	(3,052)	(64,568)	(163,491)
Total increase (decrease) in net assets	(45,400)	(120,755)	(150,293)	(3,169)	(75,388)	(131,247)

Net assets at beginning of year	384,754	1,643,050	690,574	8,639	309,643	732,198
Net assets at end of year	$339,354	$1,522,295	$540,281	$5,470	$234,255	$600,951

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements

December 31, 2012
1. Organization

UBS Life Insurance Company USA Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the Company), a wholly owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2012, the Account invests in five investment divisions which, in turn, own shares of the following portfolios of AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

Division	Invests Exclusively in Shares of

Growth and Income	Growth and Income Portfolio
Growth	Growth Portfolio
International Growth	International Growth Portfolio
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio
Intermediate Bond	Intermediate Bond Portfolio

The Money Market division was terminated from the Account effective April 27, 2012.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners; however, existing contract owners may continue to allocate existing funds between divisions.

2. Significant Accounting Policies

Investment Operations

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)
2. Significant Accounting Policies (continued)

 to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Investment Operations

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amount required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Fair Value

The Account follows Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price a participant would pay to acquire an asset or assume a liability in an orderly transaction between market participants on the measurement date. This statement established a fair value hierarchy that prioritizes the observable and unobservable inputs into three levels. Under this standard, the Company must determine the appropriate level in the fair value hierarchy for each fair value measurement.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

2. Significant Accounting Policies (continued)

The three-tier hierarchy of inputs is outlined below:

•
Level 1: Quotes prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

•
Level 3: Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are observable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the funds are valued in accordance with the fair value accounting standards hierarchy as Level 2. The funds are not considered Level 1 as they are not traded in an active market; rather the Account purchases and redeems shares at net asset value. There were no transfers into or out of Level 2 during the year.

Recent Accounting Standard

Effective January 1, 2012, the Company prospectively adopted ASU 2011-04, which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The impact of adoption was not material to the Company’s results of operations or financial position.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

3. Expenses

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. However, the Company has waived this charge. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

4.  Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2012:

	Cost of	Proceeds
Division	Purchases	From Sales

Growth and Income	$ 4,265	$ 107,443
Growth	1,391	145,296
International Growth	8,287	105,656
Money Market	–	5,470
Balanced Wealth Strategy	6,029	45,535
Intermediate Bond	40,398	119,608

6. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	Year Ended December 31, 2012			Year Ended December 31, 2011
			Net			Net
	Purchased	Redeemed	Decrease	Purchased	Redeemed	Decrease
Division:
Growth and Income	7	4,084	(4,077)	–	2,687	(2,687)
Growth	33	6,505	(6,472)	34	7,023	(6,989)
International Growth	24	6,173	(6,149)	11	2,193	(2,182)
Money Market	–	455	(455)	–	252	(252)
Balanced Wealth Strategy	74	1,962	(1,888)	69	3,094	(3,025)
Intermediate Bond	173	6,602	(6,429)	–	9,987	(9,987)

7.  Unit Values
The following summarizes units outstanding, unit values, and net assets at December 31, 2012, 2011, 2010, 2009, and 2008, and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth and Income
Accumulation units with early withdrawal charges:
2012	8.801	$27.18	$239	1.37%	1.60%	15.66%
2011	12,800	23.50	301	1.33	1.60	4.63
2010	15,549	22.46	347	0.00	1.60	11.30
2009	16,272	20.18	328	4.06	1.60	18.92
2008	21,407	16.97	363	4.58	1.60	(41.56)

Accumulation units without early withdrawal charges:
2012	1,350	27.04	37	1.37%	1.77%	15.46
2011	1,401	23.42	33	1.33	1.77	4.46
2010	1,401	22.42	31	0.00	1.77	11.10
2009	1,615	20.18	33	4.06	1.77	18.71
2008	2,158	17.00	37	4.58	1.77	(41.66)

Contracts in the annuitization period with early withdrawal charges:
2012	–	28.11	–	1.37%	1.40%	15.87%
2011	–	24.26	–	1.33	1.40	4.84
2010	–	23.14	–	0.00	1.40	11.52
2009	173	20.75	–	4.06	1.40	19.18
2008	343	17.41	3	4.58	1.40	(41.46)

Contracts in the annuitization period without early withdrawal charges:
2012	212	27.60	6	1.37%	1.65%	15.58%
2011	239	23.88	5	1.33	1.65	4.60
2010	267	22.83	6	0.00	1.65	11.20
2009	335	20.53	7	4.06	1.65	18.88
2008	397	17.27	7	4.58	1.65	(41.58)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth
Accumulation units with early withdrawal charges:
2012	85,578	$18.41	$1,575	0.06%	1.60%	12.05%
2011	92,037	16.43	1,512	0.00	1.60	(0.36)
2010	99,011	16.49	1,632	0.27	1.60	13.26
2009	106,913	14.56	1,557	0.00	1.60	31.17
2008	121,191	11.10	1,345	0.00	1.60	(43.40)

Accumulation units without early withdrawal charges:
2012	494	17.68	9	0.06%	1.77%	11.90%
2011	494	15.80	8	0.00	1.77	(0.57)
2010	494	15.89	8	0.27	1.77	13.02
2009	494	14.06	7	0.00	1.77	30.91
2008	494	10.74	5	0.00	1.77	(43.47)

Contracts in the annuitization period with early withdrawal charges:
2012	148	19.02	3	0.06%	1.40%	12.28%
2011	161	16.94	2	0.00	1.40	(0.18)
2010	176	16.97	3	0.27	1.40	13.44
2009	192	14.96	3	0.00	1.40	31.46
2008	456	11.38	5	0.00	1.40	(43.30)

Contracts in the annuitization period without early withdrawal charges:
2012	–	18.04	–	0.06%	1.65%	12.05%
2011	–	16.10	–	0.00	1.65	(0.43)
2010	–	16.17	–	0.27	1.65	13.16
2009	43	14.29	1	0.00	1.65	31.10
2008	77	10.90	1	0.00	1.65	(43.44)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

International Growth
Accumulation units with early withdrawal charges:
2012	30,476	$16.51	$503	1.58%	1.60%	13.71%
2011	36,495	14.52	530	3.02	1.60	(17.17)
2010	38,614	17.53	677	2.01	1.60	11.09
2009	40,145	15.78	633	5.02	1.60	37.34
2008	52,237	11.49	600	0.78	1.60	(49.65)

Accumulation units without early withdrawal charges:
2012	181	14.62	3	1.58%	1.77%	13.51%
2011	251	12.88	3	3.02	1.77	(17.33)
2010	251	15.58	4	2.01	1.77	10.97
2009	471	14.04	7	5.02	1.77	37.11
2008	1,412	10.24	14	0.78	1.77	(49.75)

Contracts in the annuitization period with early withdrawal charges:
2012	49	17.07	1	1.58%	1.40%	13.95%
2011	54	14.98	1	3.02	1.40	(17.05)
2010	59	18.06	1	2.01	1.40	11.34
2009	64	16.22	1	5.02	1.40	37.57
2008	70	11.79	1	0.78	1.40	(49.55)

Contracts in the annuitization period without early withdrawal charges:
2012	430	14.92	6	1.58%	1.65%	13.63%
2011	485	13.13	6	3.02	1.65	(17.21)
2010	543	15.86	9	2.01	1.65	11.06
2009	602	14.28	9	5.02	1.65	37.31
2008	665	10.40	7	0.78	1.65	(49.71)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Money Market
Accumulation units with early withdrawal charges:
2012	–	$ –	$ –	–	–	–
2011	455	12.01	5	0.00	1.60	(1.56)
2010	708	12.20	9	0.01	1.60	(1.61)
2009	2,856	12.40	35	0.22	1.60	(1.43)
2008	6,390	12.58	80	1.89	1.60	0.32

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Balanced Wealth Strategy
Accumulation units with early withdrawal charges:
2012	9,010	$22.89	$206	2.09%	1.60%	11.82%
2011	10,840	20.47	222	2.59	1.60	(4.35)
2010	13,803	21.40	295	2.56	1.60	8.85
2009	16,436	19.66	323	1.10	1.60	22.88
2008	44,015	16.00	704	3.20	1.60	(31.30)

Accumulation units without early withdrawal charges:
2012	–	22.25	–	2.09%	1.77%	11.58%
2011	–	19.94	–	2.59	1.77	(4.50)
2010	–	20.88	–	2.56	1.77	8.69
2009	434	19.21	8	1.10	1.77	22.67
2008	491	15.66	8	3.20	1.77	(31.44)

Contracts in the annuitization period with early withdrawal charges:
2012	301	23.68	7	2.09%	1.40%	12.02%
2011	329	21.14	7	2.59	1.40	(4.13)
2010	358	22.05	8	2.56	1.40	9.05
2009	391	20.22	8	1.10	1.40	23.14
2008	621	16.42	10	3.20	1.40	(31.18)

Contracts in the annuitization period without early withdrawal charges:
2012	236	22.72	5	2.09%	1.65%	11.76%
2011	266	20.33	5	2.59	1.65	(4.42)
2010	298	21.27	6	2.56	1.65	8.80
2009	370	19.55	7	1.10	1.65	22.88
2008	434	15.91	7	3.20	1.65	(31.39)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Intermediate Bond
Accumulation units with early withdrawal charges:
2012	28,560	$17.50	$500	4.25%	1.60%	4.35%
2011	34,814	16.77	584	4.80	1.60	4.94
2010	44,704	15.98	714	5.54	1.60	7.46
2009	62,877	14.87	935	3.87	1.60	16.63
2008	78,006	12.75	994	2.86	1.60	(7.88)

Accumulation units without early withdrawal charges:
2012	136	16.94	2	4.25%	1.77%	4.18%
2011	217	16.26	3	4.80	1.77	4.77
2010	217	15.52	3	5.54	1.77	7.33
2009	217	14.46	3	3.87	1.77	16.43
2008	1,390	12.42	17	2.86	1.77	(8.07)

Contracts in the annuitization period with early withdrawal charges:
2012	–	18.10	–	4.25%	1.40%	4.56%
2011	–	17.31	–	4.80	1.40	5.16
2010	–	16.46	–	5.54	1.40	7.65
2009	–	15.29	–	3.87	1.40	16.90
2008	310	13.08	4	2.86	1.40	(7.69)

Contracts in the annuitization period without early withdrawal charges:
2012	725	17.29	13	4.25%	1.65%	4.35%
2011	819	16.57	14	4.80	1.65	4.87
2010	916	15.80	14	5.54	1.65	7.41
2009	1,017	14.71	15	3.87	1.65	16.56
2008	1,122	12.62	14	2.86	1.65	(7.88)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

[Ernst & Young LLP]